Condensed Consolidated Interim Statements of Comprehensive Income (Loss) - CAD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Expenses
Advertising and investor relations	$ 85,983	$ 48,870	$ 153,677	$ 115,064
Amortisation of intangible assets	20,797	48,152	68,949	96,304
Amortisation of office lease	46,189	20,736	91,660	20,736
Amortisation of pilot plant	4,000	3,729,731	205,636	7,342,858
Carbon Capture research & development		10,139		10,139
Consulting fees	1,068,184	392,771	1,569,315	762,003
Filing and transfer agent	49,428	156,760	198,093	186,620
Foreign exchange (gain)/loss	1,265,601	271,608	(5,229,000)	263,201
Management fees	510,418	370,712	1,024,304	740,234
Office and administration	700,381	630,249	1,638,619	1,228,397
Patent	223,952	119,270	468,325	236,160
Pilot plant operations	3,099,490	1,944,764	5,975,043	4,281,206
Preliminary economic assessment		33,657		87,130
Professional fees	146,268	369,004	1,386,230	682,871
Project investigation	192,465	260,614	1,138,454	575,859
Share-based payments	301,271	71,711	1,091,749	1,186,845
Travel	112,964	103,518	159,573	125,627
Loss from operations before other items	(7,827,391)	(8,582,266)	(9,940,627)	(17,941,254)
Interest income	952,785	18,576	1,512,335	18,576
Interest and accretion expense	(5,729)	(4,215)	(10,497)	(4,215)
Net loss for the period	(6,880,335)	(8,567,905)	(8,438,789)	(17,926,893)
Other comprehensive income (loss)
Currency translation differences of foreign operations	(1,149,922)	(257,652)	2,466,598	933,253
Total comprehensive income (loss)	$ (8,030,257)	$ (8,825,557)	$ (5,972,191)	$ (16,993,640)
Weighted average number of common shares outstanding - basic	166,552,197	151,389,324	166,457,676	147,394,452
Weighted average number of common shares outstanding - diluted	166,552,197	151,389,324	166,457,676	147,394,452
Basic loss per share	$ (0.04)	$ (0.06)	$ (0.05)	$ (0.12)
Diluted loss per share	$ (0.04)	$ (0.06)	$ (0.05)	$ (0.12)